Earnings per Share (Tables)	3 Months Ended
Mar. 31, 2017
Earnings Per Share [Abstract]
Reconciliation of Basic and Diluted Earnings (Loss) Per Share

A reconciliation of basic and diluted earnings (loss) per share is as follows (in millions, except per share amounts):

	Three Months Ended March 31,
	2017	2016
Basic:
Net income (loss) attributable to CNH Industrial	$46	$(512)
Weighted average common shares outstanding—basic	1,363	1,363
Basic earnings (loss) per share	$0.03	$(0.38)
Diluted:
Net income (loss) attributable to CNH Industrial	$46	$(512)
Weighted average common shares outstanding—basic	1,363	1,363
Effect of dilutive securities (when dilutive):
Stock compensation plans (A)	3	—
Weighted average common shares outstanding—diluted	1,366	1,363
Diluted earnings (loss) per share	$0.03	$(0.38)
(A)

For the three months ended March 31, 2017 and 2016, 0.1 million and 7.5 million stock options were excluded from the computation of diluted earnings per share, respectively, due to an anti-dilutive impact. An additional 1.3 million shares of common stock outstanding at March 31, 2016 were excluded from the computation of diluted earnings per share due to the net loss position.